Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2019		Dec. 31, 2018		Dec. 31, 2017
Current assets
Cash and cash equivalents		$ 352		$ 2,516		$ 3,999
Restricted cash		1,062		1,062		1,325
Accounts receivables, net		180		585		317
Inventories		687		858		1,248
Prepaid expenses and other current assets		664		898		700
Total current assets		2,945		5,919		7,589
Property, plant and equipment, net		805		925		1,298
Right-of-use assets		1,886
Total assets		5,636		6,844		8,887
Current liabilities
Accounts payable		10,713		7,715		3,846
Accrued expenses		9,119		7,964		3,408
Notes payable, net of debt discount		9,838
Convertible notes payable, net of debt discount		523		2,038		0
Lease liabilities, current portion		1,050
Warrant liability		9		33		560
Total current liabilities		31,252		17,750		7,814
Deferred revenue		3,143		3,405		0
Lease liabilities, long-term portion		848
Other non-current liabilities		122		628		395
Total liabilities		35,365		21,783		8,209
Commitments and contingencies
Stockholders' Equity (Deficit)
Preferred stock, value		0		0		0
Common stock, value		183	[1]	103	[1],[2]	2	[2]
Additional paid-in capital		328,018		328,962		325,517
Accumulated deficit		(357,907)		(344,054)		(324,832)
Treasury stock, at cost; 0 and 1 share at December 31, 2018 and December 31, 2017, respectively*	[2]			0		(51)
Accumulated other comprehensive income (loss)		(23)		50		42
Total stockholders' equity (deficit)		(29,729)		(14,939)		678
Total liabilities and stockholders' equity (deficit)		$ 5,636		$ 6,844		$ 8,887

[1]	reflects a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.
[2]	reflects a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017 and a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.